Condensed Unaudited Consolidated Statements of Comprehensive Loss - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Condensed Unaudited Consolidated Statements of Comprehensive Loss
Revenue	$ 327,285	$ 200,068	$ 460,774	$ 461,334
Cost of revenue	317,084	134,470	523,001	397,274
Gross profit / (loss)	10,201	65,598	(62,227)	64,060
Operating expenses
Amortization	592,057	268,932	1,037,244	798,912
General and administrative expenses	2,457,862	2,323,858	6,815,629	5,828,196
Research and development expenses	2,053,366	3,266,756	5,500,030	6,825,816
Sales and marketing expenses	700,232	452,808	1,462,515	1,265,346
Stock-based compensation expense	2,980,352	1,597,779	6,930,434	4,148,806
Share-based payment expense		(39,426)		206,516
Operating expenses	8,783,869	7,870,707	21,745,852	19,073,592
Operating loss	(8,773,668)	(7,805,109)	(21,808,079)	(19,009,532)
Other items
Interest income	(93,024)	(152,561)	(145,687)	(94,478)
Changes in fair value of derivative liability	4,846,725	(2,107,474)	7,758,928	3,412,917
Lease modification loss of net investment in sublease	(32,486)		(32,486)
Other Income	(27,127)	(17,711)	(546,322)	(71,639)
Foreign exchange (gain)/loss	1,372,059	(186,848)	868,028	479,721
Loss before taxes	(14,904,787)	(5,340,515)	(29,775,512)	(22,736,053)
Current income tax expense/(recovery)	(1,604)		(528)	2,140
Deferred income tax recovery	(11,330)	(6,894)	(38,605)	(56,069)
Net loss	(14,891,853)	(5,333,621)	(29,736,379)	(22,682,124)
Other comprehensive income/(loss)	87,781	(14,257)	(39,672)	10,330
Comprehensive Loss	$ (14,804,072)	$ (5,347,878)	$ (29,776,051)	$ (22,671,794)
Loss per share - basic and fully diluted	$ (0.21)	$ (0.14)	$ (0.58)	$ (0.64)
Weighted average number of shares outstanding - basic and fully diluted	69,948,843	36,957,731	51,080,739	35,651,311